S000012071 [Member] Average Annual Total Returns	3 Months Ended	12 Months Ended	60 Months Ended	94 Months Ended	120 Months Ended	146 Months Ended	266 Months Ended	486 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		0.71%	1.05%		2.12%
Bloomberg Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.05%	0.99%		2.25%
C000253715 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		0.92%	0.61%		1.62%
Performance Inception Date	Oct. 02, 2024
C000032858 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		(2.34%)	(0.26%)		1.06%
Performance Inception Date							Nov. 01, 2002
C000032858 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(2.34%)	(0.27%)		1.05%
Performance Inception Date							Nov. 01, 2002
C000032858 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(0.54%)	0.26%		1.33%
Performance Inception Date							Nov. 01, 2002
C000032862 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		0.92%	0.61%		1.62%
Performance Inception Date								Jul. 02, 1984
C000122662 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		0.95%	0.64%		1.65%
Performance Inception Date						Nov. 08, 2012
C000177150 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.00%	0.69%		1.69%
Performance Inception Date				Mar. 01, 2017